Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		0 Months Ended	2 Months Ended	0 Months Ended
	Mar. 31, 2014 Revolving Credit Facility [Member]	May 02, 2014 Subsequent Event [Member]	May 31, 2014 Subsequent Event [Member]	May 02, 2014 Subsequent Event [Member] Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Percentage of early tender cash payment			1.50%
Percentage of new warrants to purchase company's common stock			27.50%
Original date for refinancing support agreement		Apr. 28, 2014
Amended date for refinancing support agreement		Jul. 31, 2014
Aggregate revolving credit commitment	$ 35			$ 35
Revised aggregate revolving credit commitment				$ 45
Interest rate spread basis points				6.00%
Revised interest rate spread basis points				4.75%
Revolving credit commitment maturity date		Aug. 22, 2014
Revolving credit commitment amended maturity date		Aug. 01, 2014